Retirement Benefits - Effect of the Asset Ceiling (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2022 JPY (¥)
Disclosure of net defined benefit liability (asset) [abstract]
Change in the asset ceiling	¥ 17,928
At end of period	¥ 17,928